Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Electronic equipment	$245,819	$39,953
Office equipment	2,439,125	396,427
Leasehold improvement	99,531	140,728
Less: accumulated depreciation	(916,739)	(435,303)
Property and equipment, net	$1,867,736	$141,805